Expense Example - FidelityMunicipalMoneyMarketFund-PRO - FidelityMunicipalMoneyMarketFund-PRO - Fidelity Municipal Money Market Fund - Fidelity Municipal Money Market Fund	Oct. 29, 2022 USD ($)
Expense Example:
1 year	$ 42
3 years	132
5 years	230
10 years	$ 518